Business Combinations - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended		1 Months Ended	12 Months Ended										12 Months Ended							12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2013 Europe USD ($)	Sep. 30, 2013 Europe USD ($)	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2011 Europe USD ($)	Dec. 31, 2010 Europe USD ($)	Sep. 30, 2013 North America USD ($)	Dec. 31, 2012 North America USD ($)	Dec. 31, 2011 North America USD ($)	Dec. 31, 2010 North America USD ($)	Dec. 31, 2009 North America USD ($)	Sep. 30, 2013 Sator USD ($)	Sep. 30, 2013 Sator EUR (€)	Dec. 31, 2012 All 2012 Acquisitions USD ($)	Dec. 31, 2012 All 2012 Acquisitions USD ($)	Dec. 31, 2012 All 2012 Acquisitions North America	Dec. 31, 2012 All 2012 Acquisitions Wholesale North America Segment	Dec. 31, 2012 All 2012 Acquisitions Scrap and Other Metals Processors	Dec. 31, 2012 All 2012 Acquisitions Self Service Segment	Dec. 31, 2011 All 2011 Acquisitions USD ($)	Dec. 31, 2011 Euro Car Parts Holdings Limited USD ($)	Dec. 31, 2011 Euro Car Parts Holdings Limited GBP (£)	Dec. 31, 2011 ECP 2012 Contingent Payment GBP (£)	Dec. 31, 2011 2013 Contingent Payment GBP (£)	Dec. 31, 2011 All 2011 Acquisitions Excluding ECP USD ($)	Dec. 31, 2011 All 2011 Acquisitions Excluding ECP Wholesale North America Segment	Dec. 31, 2011 All 2011 Acquisitions Excluding ECP Self Service Segment	Dec. 31, 2011 All 2011 Acquisitions Excluding ECP and Akzo USD ($)	Dec. 31, 2011 Engine Remanufacturers Wholesale North America Segment	Dec. 31, 2011 Akzo Nobel Wholesale North America Segment USD ($)	Dec. 31, 2011 ECP 2013 Contingent Payment Draco Portion GBP (£)	Dec. 31, 2010 All 2010 Acquisitions USD ($)	Dec. 31, 2010 All 2010 Acquisitions Wholesale North America Segment	Dec. 31, 2010 All 2010 Acquisitions Self Service Segment	Sep. 30, 2013 All 2013 Acquisitions Excluding Sator USD ($)	Sep. 30, 2013 All 2013 Acquisitions Excluding Sator USD ($)	Sep. 30, 2013 All 2013 Acquisitions Excluding Sator Europe	Sep. 30, 2013 All 2013 Acquisitions Excluding Sator Wholesale North America Segment	Sep. 30, 2013 UK Paint Europe
Business Acquisition
Restructuring and acquisition related expenses	$ 2,206,000	$ 116,000	$ 7,391,000	$ 2,558,000	$ 2,751,000	$ 7,590,000	$ 668,000		$ 1,600,000	$ 5,300,000									$ 3,600,000																							$ 1,600,000	$ 2,000,000
Number of acquisitions																					8	30	30	22	2	8						20	17	3		2			20	18	2		16	7	8	5
Total acquisition date fair value of the consideration for acquisitions																					284,600,000	284,600,000						403,700,000	261,600,000			207,300,000							170,400,000			133,100,000	133,100,000
Cash used in acquisitions, net of cash acquired																			272,824,000	209,800,000	261,470,000	261,470,000					486,934,000	293,725,000	190,300,000			193,209,000							143,600,000			122,397,000	122,397,000
Notes issued					16,000,000	34,200,000	5,500,000														15,990,000	15,990,000					34,219,000	28,302,000	18,400,000			5,917,000							5,500,000			6,782,000	6,782,000
Other purchase price obligations																					1,647,000	1,647,000					8,646,000	4,136,000	2,700,000			4,510,000							4,400,000			86,000	86,000
Acquisition date fair value of contingent consideration																					5,456,000	5,456,000					81,239,000	77,539,000	50,200,000			3,700,000							2,000,000			3,854,000	3,854,000
Minimum payment under contingent consideration agreement																														22,000,000	23,000,000
Maximum payment under contingent consideration agreement																					6,500,000	6,500,000								25,000,000	30,000,000				4,600,000		21,000,000	27,000,000				4,900,000	4,900,000
Goodwill	1,920,916,000		1,920,916,000		1,690,284,000	1,476,063,000	1,032,973,000	938,783,000	567,869,000	567,869,000	350,453,000	339,433,000	0	1,353,047,000	1,339,831,000	1,136,630,000	1,032,973,000	938,783,000	139,158,000		201,742,000	201,742,000					438,068,000	332,891,000				105,177,000							91,800,000			88,103,000	88,103,000
Goodwill recorded for acquisitions			227,261,000		197,602,000	442,208,000	91,757,000			209,638,000	(4,140,000)	337,031,000		17,623,000	201,742,000	105,177,000	91,757,000
Number of contingent consideration arrangements resulting from acquisitions																																			2
Goodwill expected to be deductible for income tax purposes																					157,800,000	157,800,000										88,300,000							74,900,000			9,500,000	9,500,000
Revenue generated by acquisitions																			165,400,000			116,300,000																					56,000,000
Operating income generated by acquisitions																			4,400,000			11,000,000																					2,200,000
Stock issued in acquisitions																																							$ 14,900,000
Stock issued in acquisitions, shares																																							1,379,310